TRADE AND OTHER RECEIVABLES - Summary of Non-Current Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Loans receivable	€ 19,099	€ 1,841
Call deposit	4,051	1,617
Cash Guarantees and deposits	12,957	7,328
Other	49	0
Total	€ 36,156	€ 10,786